Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Purchase Price Allocation [Table Text Block]
Aggregate Acquisitions

Current assets	$30,427
Long term assets	3,164
Current liabilities	(21,169)
Long-term liabilities	(1,080)
Non-controlling interests	(1,906)
$9,436

Note consideration	$655
Cash consideration, net of cash acquired of $419	19,153
Acquisition date fair value of contingent consideration	1,944
Total purchase consideration	$21,752

Acquired intangible assets	$7,420
Goodwill	$4,896
Aggregate Acquisitions

Current assets	$1,819
Long term assets	1,277
Current liabilities	(4,235)
Long-term liabilities	(1,779)
Non-controlling interests	(7,238)
$(10,156)

Cash consideration, net of cash acquired of $531	$22,975
Acquisition date fair value of contingent consideration	3,482
Total purchase consideration	$26,457

Acquired intangible assets	$16,586
Goodwill	$20,027
Aggregate
Acquisitions

Current assets	$10,308
Long term assets	2,707
Current liabilities	(10,582)
Long-term liabilities	(7,430)
Non-controlling interests	(30,146)
$(35,143)

Note consideration	$475
Cash consideration, net of cash acquired of $7,636	31,928
Acquisition date fair value of contingent consideration	11,672
Total purchase consideration	$44,075

Acquired intangible assets	$46,751
Goodwill	$32,467

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2012	$80,556	$1,584
Supplemental pro forma for 2012 (unaudited)	2,337,366	41,287
Supplemental pro forma for 2011 (unaudited)	2,365,160	102,540
Supplemental pro forma for 2010 (unaudited)	2,208,688	52,446